Employee Compensation and Benefits (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Compensation Related Costs [Abstract]
Employee Compensation and Benefits
11. Employee Compensation and Benefits

For the three months ended March 31, 2021 and 2020, employee compensation and benefits consisted of the following:

	Three Months Ended
	March 31,
	2021	2020
Cash-based employee compensation and benefits	$41,780	$44,302
Equity-based compensation	27,036	—
Partnership interest-based compensation	4,903	7,920
Carried interest compensation	6,860	2,190
Cash-based incentive fee related compensation	1,833	—
Other	941	1,065
Total employee compensation and benefits	$83,353	$55,477

Partnership Interest in Holdings, Holdings II and Management LLC

Payments to the employees for partnership interest awards are made by Holdings, Holdings II and Management LLC. As a result, the Company records a non-cash profits interest compensation charge and an offsetting deemed contribution to equity (deficit) to reflect the payments made by the GCMH Equityholders. As the payments are made by Holdings, Holdings II and Management LLC, the expense that is pushed down to GCMH and the offsetting deemed contribution are each attributed solely to noncontrolling interest in GCMH. Any liability related to the awards is recognized at Holdings, Holdings II or Management LLC as Holdings, Holdings II or Management LLC is the party responsible for satisfying the obligation, and is not shown in the Company’s condensed consolidated financial statements. The Company has recorded deemed contributions to equity (deficit) from Holdings, Holdings II and Management LLC of approximately $4.9 million and $7.9 million for the three months ended March 31, 2021 and 2020, respectively, for partnership interested-based compensation expense which will ultimately be paid by Holdings, Holdings II or Management LLC.

The Company has modified awards to certain individuals upon their voluntary retirement or intention to retire as employees. These awards generally include a stated target amount that upon payment terminates the recipient’s rights to future distributions and allows for a lump sum buy-out of the awards, at the discretion of the managing member of Holdings, Holdings II, and Management LLC. The awards are accounted for as partnership interest-based compensation at the fair value of these expected future payments, in the period the employees accepted the offer. Partnership interest-based compensation expense of $1.6 million and $3.7 million was recognized for the three months ended March 31, 2021 and 2020, respectively, related to award modifications.

The liability associated with awards that contain a stated target has been retained by Holdings as of March 31, 2021 and December 31, 2020, respectively, and is re-measured at each reporting date, with any corresponding changes in liability being reflected as employee compensation and benefits expense of the Company. Certain recipients had unvested stated target payments of $10.9 million and $9.2 million for the three months ended March 31, 2021 and 2020, respectively, which has not been reflected as employee compensation and benefits expense by the Company. The Company recognized partnership interest-based compensation expense of $3.3 million and $4.2 million for the three months ended March 31, 2021 and 2020, respectively, related to profits interest awards that are in substance profit-sharing arrangements.

Other

Other consists of employee compensation and benefits expense related to deferred compensation programs and other awards that represent investments made in GCM Funds on behalf of the employees.

14. Employee Compensation and Benefits

For the years ended December 31, 2020, 2019 and 2018, employee compensation and benefits consisted of the following:

	Year Ended December 31,
	2020	2019	2018
Cash-based employee compensation and benefits	$165,829	$169,862	$157,351
Partnership interest-based compensation	172,358	30,233	19,495
Carried interest compensation	34,260	38,842	31,780
Cash-based incentive fee related compensation	11,454	—	—
Other	4,564	4,030	1,788
Total employee compensation and benefits	$388,465	$242,967	$210,414

Partnership Interest in Holdings, Holdings II and Management LLC

Payments to the employees for partnership interest awards are made by Holdings, Holdings II and Management LLC. As a result, the Company records a non-cash profits interest compensation charge and an offsetting deemed contribution to stockholders' equity/partners’ and member’s capital (deficit) to reflect the payments made by the GCMH Equityholders. As the payments are made by Holdings, Holdings II and Management LLC the expense that is pushed down to GCMH and the offsetting deemed contribution are each attributed solely to noncontrolling interest in GCMH. Any liability related to the awards is recognized at Holdings, Holdings II or Management LLC as Holdings, Holdings II or Management LLC is the party responsible for satisfying the obligation, and is not shown in the Company’s consolidated financial statements. The Company has recorded deemed contributions to stockholders' equity/partners’ and member’s capital (deficit) from Holdings, Holdings II and Management LLC of approximately $172.4 million, $30.2 million and $19.5 million for the years ended December 31, 2020, 2019 and 2018, respectively, for partnership interested-based compensation expense which will ultimately be paid by Holdings, Holdings II or Management LLC.

The Company has modified awards to certain individuals upon their voluntary retirement or intention to retire as employees. These awards generally include a stated target amount that upon payment terminates the recipient’s rights to future distributions and allows for a lump sum buy-out of the awards, at the discretion of the managing member of Holdings, Holdings II, and Management LLC. The awards are accounted for as partnership interest-based compensation at the fair value of these expected future payments, in the period the employees accepted the offer. Partnership interest-based compensation expense of $46.9 million, $16.3 million and $0.0 million was recognized for the years ended December 31, 2020, 2019 and 2018, respectively, related to award modifications.

The liability associated with awards that contain a stated target has been retained by Holdings at December 31, 2020 and 2019, respectively, and is re-measured at each reporting date, with any corresponding changes in liability being reflected as compensation expense of the Company. Certain recipients had unvested stated target payments of $12.3 million and $6.9 million for the years ended December 31, 2019 and 2018, respectively, which has not been reflected as compensation expense by the Company. For the year ended December 31, 2020, the Company had no unvested stated target payments. The Company recognized partnership interest-based compensation expense of $125.5 million, $13.9 million and $16.8 million for the years ended December 31, 2020, 2019 and 2018, respectively, related to profits interest awards that are in substance profit-sharing arrangements.

The Company has determined that in-substance equity awards represent equity-based awards in accordance with stock-based compensation guidance. The Company records equity-based compensation expense over the requisite service period equal to the fair value at the grant date and the fair value is not remeasured unless the award is modified. In 2014, the Company granted equity awards that require a five year service period. Fair value of the awards was estimated as the pro rata interest in the fair value of GCMH on a non-marketable, minority basis. Valuation was determined using an average of the estimates of the fair value of equity calculated under an income approach and market approach. As a result, $2.7 million of partnership interest-based compensation expense has been recognized related to equity awards for the year ended December 31, 2018.

Other

Other consists of compensation expense related to deferred compensation programs and other awards that represent investments made in GCM Funds on behalf of the employees.